Investment Securities -- FV of bonds on deposit with insurance regulatory (Details 6) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Fair value of fonds on deposit	$ 158	$ 152